Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Goodwill [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated
Balance, December 31, 2019	$220,410	$257,333	$92,327	$379,151	$949,221
Goodwill acquired during the year	117,984	-	-	-	117,984
Other items	-	-	150	-	150
Foreign exchange	(667)	18,213	2,942	1,141	21,629
Balance, December 31, 2020	337,727	275,546	95,419	380,292	1,088,984
Goodwill acquired during the year	22,491	-	-	-	22,491
Other items	2	-	-	-	2
Foreign exchange	(275)	(15,782)	(3,401)	(971)	(20,429)
Balance, December 31, 2021	359,945	259,764	92,018	379,321	1,091,048
Goodwill	386,216	263,076	92,018	379,321	1,120,631
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$359,945	$259,764	$92,018	$379,321	$1,091,048